Income Taxes (Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of year		¥ 9,813	[1]	¥ 8,572	[1]	¥ 8,120
Additions for tax positions of the current year		583		1,168		0
Additions for tax positions of prior years		220		216		208
Reductions for tax positions of prior years		(2,538)		0		(49)
Settlements with tax authorities		(594)		(62)		0
Other		870		(81)		293
Balance at end of year	[1]	8,354		9,813		8,572
Unrecognized tax benefits, offset		¥ 1,800		¥ 1,695		¥ 1,412

[1]	The unrecognized tax benefits were offset by deferred tax assets in the amount of ¥1,800 million, ¥1,695 million and ¥1,412 million as of December 31, 2022, 2021 and 2020, respectively, and reported under “other noncurrent liabilities” on the consolidated balance sheets.